GUINNESS ATKINSON FUNDS

ASIA PACIFIC DIVIDEND BUILDER FUND (GAADX)

Supplement dated January 4, 2016 to
PROSPECTUS dated March 23, 2015

This supplement provides new and additional information beyond that contained in the Prospectus, and should be retained and read in conjunction with the Prospectus.

Reduction of Expense Cap

Effective January 1, 2016, the Advisor has agreed to reduce the limit on the Fund’s total annual fund operating expenses by 0.88% of the Fund’s average daily net assets to ensure that the Fund’s total annual fund operating expenses, excluding certain expenses as stated in this Supplement, do not exceed 1.10%. Accordingly, the Fund’s “Fees and Expenses” table on page 9 of the Prospectus is replaced with the following table:

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investments)
Management Fees:		1.00%
Distribution (12b-1) Fees:		None
Other Expenses:		2.91%
Shareholder servicing plan fees	0.18%
All Other Expenses	2.73%
Total Annual Fund Operating Expenses:		3.91%
Fee Waiver/Expense Reimbursement(1):		(2.81)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1):		1.10%

(1)
Effective January 1, 2016, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 1.10% through June 30, 2016. To the extent that the Advisor absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.

In addition, the table under “Example” is replaced with the following table:

1 Year	3 Years	5 Years	10 Years
$112	$934	$1,773	$3,953

GUINNESS ATKINSON FUNDS

GLOBAL INNOVATORS FUND (IWIRX)

Supplement dated January 4, 2016 to
PROSPECTUS dated March 23, 2015

This supplement provides new and additional information beyond that contained in the Prospectus, and should be retained and read in conjunction with the Prospectus.

Class Designation

Effective December 31, 2015, the Guinness Atkinson Global Innovators Fund shares with the ticker IWIRX are designated as “Investor Class” shares. Accordingly, all references in the Summary Prospectus, Prospectus and SAI to Fund shares refer to the Investor Class shares of the Fund.

Reduction of Expense Cap

In addition, the Advisor has agreed to reduce the limit on the Fund’s total annual fund operating expenses by 0.31% of the Fund’s average daily net assets to ensure that the Fund’s total annual fund operating expenses, excluding certain expenses as stated in this Supplement, do not exceed 1.24%. Accordingly, the Fund’s “Fees and Expenses” table on page 25 of the Prospectus is replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)		Investor Class
Management Fees:		0.75%
Distribution (12b-1) Fees:		None
Other Expenses:		0.51%
Shareholder servicing plan fees	0.16%
All Other Expenses	0.35%
Total Annual Fund Operating Expenses:		1.26%
Fee Waiver/Expense Reimbursement(2):		(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1):		1.24%

(2)
Effective December 31, 2015, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Total Annual Operating Expenses to 1.24% of the average daily net assets of the Fund’s Investor Class shares through June 30, 2018. To the extent that the Advisor absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.

In addition, the table under “Example” is replaced with the following table:

1 Year	3 Years	5 Years	10 Years
$126	$395	$689	$1,525

The discussion of Principal Investment Strategies on page 25 of the Prospectus is replaced with the following:

The Global Innovators Fund invests in equity securities of companies that the Advisor believes are positioned for growth due to advances in technology, communications, globalism or innovative management. The Fund invests in companies that the Adviser believes can create value through original thinking. The Fund will consider all companies in the world’s developed stock markets, such as the United States, the United Kingdom, Canada, Japan, Hong Kong, Singapore, Australia, New Zealand and other stock markets in the European Union. The Fund also may consider investments in emerging stock markets, such as in China, Korea, Taiwan, Malaysia, Thailand, South Africa and Mexico. The Fund considers “emerging stock markets” to be stock markets in countries considered to be emerging market countries by any of the World Bank, the International Monetary Fund or any widely-recognized index of emerging market securities (e.g., Dow Jones, FTSE, S&P, MSCI). The Advisor will invest the Fund’s assets in a company’s securities without regard to the issuer’s market capitalization. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in companies, wherever located, that the Advisor believes are positioned to benefit from innovations in technology, communication, globalism or management strategies.

The discussion of Principal Risks on page 26 of the Prospectus is replaced with the following:

Principal Risks
Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities, and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility. Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. You may lose money by investing in this Fund. The principal risks are:

•
Market Risk. The stock markets in which the Fund invests may experience periods of volatility and instability. These fluctuations may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy.

•
Equity Securities Risk. The market value of an equity security may fluctuate, sometimes rapidly and unpredictably. A variety of factors can negatively impact the value of common stocks, including a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as political events.

•
Foreign Securities Risk. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

•
Emerging Markets Risk. All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

•
Industry Risks. The technology, internet and communications industries or sectors are extremely competitive and subject to rapid rates of change. The competitive nature of these industries or sectors and rapid rate of change places a challenge on the management of these companies to be successful. The Fund may have more investments in these areas than other equity funds that do not focus on companies implementing innovation.

•
Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

•
Management Risk. There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Advisor does not implement the strategy properly.

•
Diversification Risk. The Fund is non-diversified. It may hold larger positions in a relatively small number of stocks. This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio.

The second paragraph under Principal Investment Strategies on page 47 of the Prospectus is replaced by the following:

The Global Innovators Fund invests in securities of companies that the Advisor believes are positioned for growth due to advances in technology, communications, globalism or innovative management. The Fund invests in companies that the Adviser believes can create value through original thinking. The Fund will consider all companies in the world’s developed stock markets, such as the United States, the United Kingdom, Canada, Japan, Hong Kong, Singapore, Australia, New Zealand and other stock markets in the European Union. The Fund also may consider investments in emerging stock markets, such as in China, Korea, Taiwan, Malaysia, Thailand, South Africa and Mexico. The Fund considers “emerging stock markets” to be stock markets in countries considered to be emerging market countries by any of the World Bank, the International Monetary Fund or any widely-recognized index of emerging market securities (e.g., Dow Jones, FTSE, S&P, MSCI).

The following supplement the discussion under Principal Investment Strategies on page 47 of the Prospectus is replaced by the following:

The Advisor identifies companies with favorable characteristics on innovation from the identifiable universe of companies, and performs research and fundamental analysis to understand the company’s business model, valuation and potential for return. The Advisor then monitors potential or actual investments for performance and risk perspectives, as well as to quantify drivers of return and assess company performance versus expectations.

The discussion of Principal Risks beginning on page 47 of the Prospectus is replaced with the following:

Principal Risks

As discussed in the Summary Section and described further below, the Global Innovators Fund is subject to the risks common to all mutual funds that invest in equity securities. Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. You may lose money by investing in this Fund.

The Fund’s investment strategy gives risk to the following specific risk:

▪
Industry Risks. Many of the Fund’s investments will be in companies in the technology, internet and communications industries or sectors, because there are many innovative companies in those sectors. These industries or sectors are extremely competitive and subject to rapid rates of change or development. The competitive nature of these industries or sectors and the rate of change places a challenge on the management of these companies to be successful. The Fund may have more investments in these areas than other equity funds that do not focus on companies implementing innovation.

The discussion of Shareholder Information beginning on page 63 of the Prospectus is supplemented with the following:

Conversion of Shares
A share conversion is a transaction in which shares of one class of the Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of the Fund. Generally, share conversions occur when a shareholder becomes eligible for another share class of the Fund or no longer meets the eligibility criteria of the share class owned by the shareholder (and another class exists for which the shareholder would be eligible). Please note that a share conversion is generally a non-taxable event, but you should consult with your personal tax advisor on your particular circumstances. Please note, all share conversion requests must be approved by the Advisor.

The Fund’s frequent trading policies will not be applicable to share conversions. If you hold your shares through a financial intermediary, please contact the financial intermediary for more information on share conversions. Please note that certain financial intermediaries may not permit all types of share conversions. The Fund reserves the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

The Fund reserves the right to automatically convert shareholders from one class to another if they either no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Fund will notify affected shareholders in writing prior to any mandatory conversion.